FAIR VALUE MEASUREMENTS - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Investment in unconsolidated affiliates	$ 7,404	$ 13,570
Convertible Note	60,852	0
Non-current Business Combination Cash Consideration	10,900
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant liability Warrant liability - Note 8	0	561
Investment in unconsolidated affiliates	7,404	13,570
Convertible Note	60,852	0
Standby Agreement derivative liability	847	0
Non-current Business Combination Cash Consideration	$ 3,355	$ 0